Accrued and Other Liabilities - Current and Noncurrent (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Current
Accrued taxes and deferred tax liabilities	$ 57,813	$ 58,920
Compensation and related benefits	70,203	74,587
Asbestos liability	34,841	0
Contract liability	$ 22,475	22,265
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Total accrued and other liabilities, Current
Lease liability	$ 20,323	23,110
Warranty liability	13,721	14,954
Third-party commissions	14,964	16,130
Restructuring liability	6,747	7,834
Other	49,316	33,309
Total accrued and other liabilities, Current	290,403	251,109
Noncurrent
Accrued taxes and deferred tax liabilities	169,839	203,760
Compensation and related benefits	62,299	62,215
Asbestos liability	236,757	0
Contract liability	$ 0	0
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Total accrued and other liabilities, Noncurrent
Lease liability	$ 72,060	88,777
Warranty liability	0	0
Third-party commissions	0	0
Restructuring liability	100	275
Other	8,326	7,918
Total accrued and other liabilities, Noncurrent	$ 549,381	$ 362,945